Incorporated herein by reference is a supplement to the prospectus of MFS Commodity Strategy Fund, a series of MFS Series Trust XV (File No. 002-96738), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Emerging Markets Debt Local Currency Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Equity Opportunities Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Global Alternative Strategy Fund, a series of MFS Series Trust XV (File No. 002-96738), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Global Equity Fund, a series of MFS Series Trust VI (File No. 033-34502), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Global Growth Fund, a series of MFS Series Trust VIII (File No. 033-37972), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Global Total Return Fund, a series of MFS Series Trust VI (File No. 033-34502), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Inflation-Adjusted Bond Fund, a series of MFS Series Trust IX (File No. 002-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Utilities Fund, a series of MFS Series Trust VI (File No. 033-34502), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).